ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2017
ORGANIZATION [Abstract]
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description
The following table sets forth information concerning the Company’s major subsidiaries as of December 31, 2017:

Name of the entity	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership		Principal activities
			2017	2016
Hanwha Q CELLS Investment Co., Ltd.	September 12, 2012	Cayman Islands	100%	100%	Investment holding

Hanwha Q CELLS GmbH	May 3, 2012	Germany	100%	100%	Sales of PV products and downstream operations

Hanwha Q CELLS Malaysia Sdn. Bhd.	March 21, 2008	Malaysia	100%	100%	Manufacturing and sales of PV products

Hanwha Q CELLS Chile SpA	March 14, 2014	Chile	100%	100%	Sales of PV products and downstream operations

Hanwha Q CELLS Günes Enerjisi A.S	March 13, 2014	Turkey	100%	100%	Sales of PV products and downstream operations

Hanwha Q CELLS Australia Pty Ltd.	December 14, 2009	Australia	100%	100%	Sales of PV products

Hanwha Q CELLS Corp.	December 19, 2014	Korea	100%	100%	Sales of PV products

Hanwha Q CELLS Hong Kong Limited	May 16, 2007	Hong Kong	100%	100%	Investment holding and sales of PV products

Name of the entity	Date of incorporation/ establishment	Place of incorporation/ establishment	Percentage of shareholding/ ownership		Principal activities
			2017	2016
Hanwha Q CELLS (Qidong) Co., Ltd.	August 27, 2004	PRC	100%	100%	Manufacturing and sales of PV products

Hanwha Q CELLS America Inc.	September 18, 2007	United States	100%	100%	Sales of PV products

Hanwha Q CELLS Canada Inc.	April 26, 2012	Canada	100%	100%	Sales of PV products

Hanwha SolarOne (Shanghai) Co., Ltd.	March 29, 2006	PRC	100%	100%	Sales of PV products

Hanwha Q CELLS Technology Co., Ltd.	August 1, 2007	PRC	100%	100%	Manufacturing of silicon ingots